Sales of Unregistered Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Sales of Unregistered Securities (Textual)
Common stock sold and issued aggregate	2,991,163
Sale of common stock price	$ 0.75	$ 0.75
Proceeds from offering securities	$ 2,243,372
Common stock sold	$ 400,000	$ 600,000
Additional shares of common stock	533,333